Debt - Revolving Credit Agreement (Details) - Revolving credit facility		12 Months Ended
	Sep. 16, 2015	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Line of Credit Facility [Line Items]
Credit lines, maximum borrowing capacity		$ 600,000,000.0
Five Year Credit Agreement
Line of Credit Facility [Line Items]
Credit agreement term	5 years
Credit lines, maximum borrowing capacity		600,000,000.0
Portion which may be used for the issuance of stand-by letters of credit (up to)		150,000,000.0
Borrowings under Credit Agreement		0	$ 0
Outstanding letters of credit		800,000	900,000
Credit lines, remaining borrowing capacity		$ 599,200,000	$ 599,100,000
Facility fee (as a percent)		0.125%
Credit spread (as a percent)		1.00%
Maximum Debt-to-EBITDA ratio		3.5
Minimum fixed charge coverage ratio		1.5